Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 274,244	$ 269,706
ECL allowance	3,902	3,073
Net loans	540,153	528,657
Gross personal	45,587	45,429
Gross credit card	18,538	16,479
Gross business and government	205,686	200,116
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	165,021	174,889
Gross personal	18,788	18,944
Gross credit card	4,279	3,151
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	83,256	54,293
Gross personal	4,401	6,124
Gross credit card	1,061	1,042
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	15,929	31,016
Gross personal	15,342	14,070
Gross credit card	6,677	7,533
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,302	5,188
Gross personal	4,227	4,018
Gross credit card	5,579	3,919
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,100	906
Gross personal	1,835	1,355
Gross credit card	783	682
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	585	374
Gross personal	214	175
Gross business and government	1,956	920
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,051	3,040
Gross personal	780	743
Gross credit card	159	152
Gross business and government	207	225
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	99,834	87,588
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	99,110	108,346
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,579	3,037
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	456	293
Net loans	273,788	269,413
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,017	902
Net loans	44,570	44,527
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	685	784
Net loans	17,853	15,695
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,744	1,094
Net loans	203,942	199,022
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	237,940	255,609
ECL allowance	650	600
Net loans	479,896	492,658
Gross personal	36,304	36,036
Gross credit card	14,767	12,266
Gross business and government	191,535	189,347
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	150,022	174,749
Gross personal	18,785	18,943
Gross credit card	4,279	3,151
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	74,149	53,795
Gross personal	4,389	6,119
Gross credit card	1,061	1,042
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	10,817	24,200
Gross personal	11,031	9,117
Gross credit card	6,642	6,936
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	322	261
Gross personal	1,165	934
Gross credit card	2,626	992
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross personal	211	266
Gross credit card	6
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,630	2,604
Gross personal	723	657
Gross credit card	153	145
Gross business and government	192	208
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	99,322	87,184
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	91,920	101,889
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	101	66
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	90	57
Net loans	237,850	255,552
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	141	115
Net loans	36,163	35,921
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	166	143
Net loans	14,601	12,123
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	253	285
Net loans	191,282	189,062
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	35,517	13,501
ECL allowance	2,180	1,809
Net loans	58,339	34,920
Gross personal	9,036	9,166
Gross credit card	3,771	4,213
Gross business and government	12,195	9,849
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	14,999	140
Gross personal	3	1
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	9,107	498
Gross personal	12	5
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,112	6,816
Gross personal	4,311	4,953
Gross credit card	35	597
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,980	4,927
Gross personal	3,062	3,084
Gross credit card	2,953	2,927
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,100	906
Gross personal	1,624	1,089
Gross credit card	777	682
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	219	214
Gross personal	24	34
Gross credit card	6	7
Gross business and government	15	17
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	512	404
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	7,190	6,457
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,478	2,971
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	142	69
Net loans	35,375	13,432
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	695	641
Net loans	8,341	8,525
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	519	641
Net loans	3,252	3,572
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	824	458
Net loans	11,371	9,391
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	787	596
Net loans	1,918	1,079
Gross personal	247	227
Gross business and government	1,956	920
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	585	374
Gross personal	214	175
Gross business and government	1,956	920
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	202	222
Gross personal	33	52
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	224	167
Net loans	563	429
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	181	146
Net loans	66	81
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	667	351
Net loans	1,289	569
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 1,072	$ 664